Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Assets that are measured at fair value

		At December 31,
		2020				2019
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Debt securities and equity instruments measured at FVOCI	13	€66	€16	€13	€95	€3	€21	€13	€37
Debt securities and equity instruments measured at FVPL	13	275	—	15	290	277	—	15	292
Derivative financial assets	16	—	629	—	629	—	98	—	98
Collateral deposits	13	32	—	—	32	42	—	—	42
Receivables from financing activities	15	—	—	473	473	—	—	580	580
Trade receivables	15	—	12	—	12	—	19	—	19
Other receivables	15	—	—	63	63	—	—	69	69
Money market securities	17	7,802	—	—	7,802	2,293	—	—	2,293
Total Assets		€8,175	€657	€564	€9,396	€2,615	€138	€677	€3,430
Derivative financial liabilities	16	—	633	—	633	—	318	—	318
Total Liabilities		€—	€633	€—	€633	€—	€318	€—	€318
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2020		2019
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,065	€1,065	€1,737	€1,736
Retail financing		512	504	613	608
Finance lease		6	6	3	3
Other receivables from financing activities		360	360	222	222
Total Receivables from financing activities(1)	15	€1,943	€1,935	€2,575	€2,569

Asset backed financing		€41	€41	€151	€151
Notes		8,454	9,314	6,392	6,900
Borrowings from banks & Other debt		10,929	11,194	4,718	4,724
Total Debt, excluding Lease liabilities(2)	21	€19,424	€20,549	€11,261	€11,775

Liabilities that are measured at fair value

		At December 31,
		2020				2019
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Debt securities and equity instruments measured at FVOCI	13	€66	€16	€13	€95	€3	€21	€13	€37
Debt securities and equity instruments measured at FVPL	13	275	—	15	290	277	—	15	292
Derivative financial assets	16	—	629	—	629	—	98	—	98
Collateral deposits	13	32	—	—	32	42	—	—	42
Receivables from financing activities	15	—	—	473	473	—	—	580	580
Trade receivables	15	—	12	—	12	—	19	—	19
Other receivables	15	—	—	63	63	—	—	69	69
Money market securities	17	7,802	—	—	7,802	2,293	—	—	2,293
Total Assets		€8,175	€657	€564	€9,396	€2,615	€138	€677	€3,430
Derivative financial liabilities	16	—	633	—	633	—	318	—	318
Total Liabilities		€—	€633	€—	€633	€—	€318	€—	€318
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2020		2019
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,065	€1,065	€1,737	€1,736
Retail financing		512	504	613	608
Finance lease		6	6	3	3
Other receivables from financing activities		360	360	222	222
Total Receivables from financing activities(1)	15	€1,943	€1,935	€2,575	€2,569

Asset backed financing		€41	€41	€151	€151
Notes		8,454	9,314	6,392	6,900
Borrowings from banks & Other debt		10,929	11,194	4,718	4,724
Total Debt, excluding Lease liabilities(2)	21	€19,424	€20,549	€11,261	€11,775

Disclosure of significant unobservable inputs used in fair value measurement of assets
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1, 2020	€580	€28	€—	€69
Gains/(Losses) recognized in Consolidated Income Statement	—	—	—	(6)
Losses recognized in Other comprehensive income/(loss)	—	—	—	—
Issues/Settlements	(107)	—	—	—
Purchases/Sales	—	—	—	—
Transfers from Level 3	—	—	—	—
At December 31, 2020	€473	€28	€—	€63

	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1, 2019	€973	€16	€39	€—
Gains/(Losses) recognized in Consolidated Income Statement	—	1	56	(1)
Gains recognized in Other comprehensive income/(loss)	—	—	(15)	—
Issues/Settlements	(393)	—	(66)	70
Purchases/Sales	—	11	—	—
Transfers from Level 3	—	—	(14)	—
At December 31, 2019	€580	€28	€—	€69

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1, 2020	€580	€28	€—	€69
Gains/(Losses) recognized in Consolidated Income Statement	—	—	—	(6)
Losses recognized in Other comprehensive income/(loss)	—	—	—	—
Issues/Settlements	(107)	—	—	—
Purchases/Sales	—	—	—	—
Transfers from Level 3	—	—	—	—
At December 31, 2020	€473	€28	€—	€63

	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1, 2019	€973	€16	€39	€—
Gains/(Losses) recognized in Consolidated Income Statement	—	1	56	(1)
Gains recognized in Other comprehensive income/(loss)	—	—	(15)	—
Issues/Settlements	(393)	—	(66)	70
Purchases/Sales	—	11	—	—
Transfers from Level 3	—	—	(14)	—
At December 31, 2019	€580	€28	€—	€69